Fair Values of off-Balance Sheet Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 44,617,789	$ 39,251,925	$ 30,876,724
Securities available-for-sale	254,746,446	244,050,671
Securities held-to-maturity	8,192,741	8,438,435
Other securities	7,234,350	5,533,850
Loans, net	700,540,000	577,574,000
Bank-owned life insurance	14,463,000	6,593,000
Liabilities:
Noninterest-bearing deposits	201,362,468	173,793,894
Interest-bearing deposits	691,413,018	606,177,141
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	89,450,067	52,000,000
Quoted Prices (Level 1)
Assets:
Cash and cash equivalents	44,618,000	39,252,000
Securities available-for-sale	972,000	972,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	0	0
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	0	0
FHLB and other borrowings	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	250,973,000	240,281,000
Securities held-to-maturity	9,994,000	9,624,000
Other securities	7,234,000	5,534,000
Loans, net	0	0
Bank-owned life insurance	14,463,000	6,593,000
Liabilities:
Noninterest-bearing deposits	201,362,000	144,624,000
Interest-bearing deposits	691,036,000	634,907,000
Subordinated debentures	0	0
FHLB and other borrowings	89,450,000	52,000,000
Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	0	0
Securities available-for-sale	2,801,000	2,798,000
Securities held-to-maturity	0	0
Other securities	0	0
Loans, net	715,849,000	590,866,000
Bank-owned life insurance	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Subordinated debentures	10,310,000	10,310,000
FHLB and other borrowings	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	44,618,000	39,252,000
Securities available-for-sale	254,746,000	244,051,000
Securities held-to-maturity	9,994,000	9,624,000
Other securities	7,234,000	5,534,000
Loans, net	715,849,000	590,866,000
Bank-owned life insurance	14,463,000	6,593,000
Liabilities:
Noninterest-bearing deposits	201,362,000	144,624
Interest-bearing deposits	691,036,000	634,907
Subordinated debentures	10,310,000	10,310
FHLB and other borrowings	$ 89,450,000	$ 52,000